Preferred stock (Tables)	12 Months Ended
Mar. 31, 2025
Preferred stock
Schedule of Stock by Class
The composition of preferred stock at March 31, 2023, 2024 and 2025 is as follows:

	2023		2024		2025
Class of stock	Authorized	Issued	Authorized	Issued	Authorized	Issued

	(number of shares)
Class XIV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XV preferred stock	90,000,000	—	90,000,000	—	90,000,000	—
Class XVI preferred stock	150,000,000	—	150,000,000	—	150,000,000	—